Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 325,923	$ 38,517	$ 1,159
Other Receivables	39,429	75,781	60,517
Promissory Note Receivable	275,000
Other Assets	1,688
Prepaids		0	623
Total Current Assets	642,040	114,298	62,299
Acquired In-Process Research and Development	871,000	871,000	871,000
Deposits	126,242	18,125	13,925
Total Assets	1,639,282	1,003,423	947,224
Current Liabilities
Accounts Payable and Accrued Liabilities	393,044	376,392	265,604
8% Senior Secured Convertible Promissory Note, net of discount of $289,093 at December 31, 2019	0	688,166	694,431
8% Senior Secured Convertible Promissory Note issued December 2, 2019, net of discount of $125,453 at December 31, 2019	0	121,691	24,093
8% Senior Secured Convertible Promissory Note issued March 5, 2021, net of discount of $1,008,367	241,633
Promissory Note from MAAB	963,203
Total Current Liabilities	1,597,880	1,186,249	984,128
Long Term Liability
Promissory Note from MAAB	0	1,209,350	750,017
Total Liabilities	1,597,880	2,395,599	1,734,145
Commitments and Contingencies (Notes 1, 16 and 17)	0	0	0
Stockholders' Deficit
Common Stock, $0.001 par value, 250,000,000 Shares Authorized, 5,724,258 and 4,880,115 shares Issued and Outstanding at December 31, 2020 and 2019	8,448	5,724	4,880
Accumulated Other Comprehensive Loss	(108,314)	(75,419)	(20,098)
Accumulated Deficit	(12,546,883)	(11,502,721)	(10,316,875)
Total Stockholders' Deficit	41,402	(1,392,176)	(786,921)
Total Liabilities and Stockholders' Deficit	1,639,282	1,003,423	947,224
Information of SBC Investments Ltd. | Senior Subordinated Note [Member]
Stockholders' Deficit
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	12,208,343	2,899,026	2,263,958
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Convertible Preferred Stock	156	156	156
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	124,844	124,844	124,844
Common Stock [Member]
Stockholders' Deficit
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	12,208,343	2,899,026	2,263,958
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Convertible Preferred Stock	1	10	10
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	$ 357,810	$ 7,156,204	$ 7,156,204